Shareholder Report, Holdings (Details) - C000092548 [Member]	Mar. 31, 2025
iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Vanguard S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
SPDR S And P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S And P 500 Index Options Exercise Price 5 550 00 Expiration Date 5 16 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)